INTANGIBLE ASSETS, NET (Schedule of Estimated Weighted Average Useful Life of Intangible Assets Arising from Business Combination) (Details)	12 Months Ended
Dec. 31, 2015
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	4 years
Non-compete agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	2 years 7 months 6 days
User base [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	1 year 9 months 18 days
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	4 years 8 months 12 days
Game [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	2 years 10 months 24 days
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	4 years 1 month 6 days
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	10 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	2 years 9 months 18 days